Interest expense - Cash and Payment-In-Kind Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Cash interest	$ (25)	$ (266)	$ (374)
Debt of consolidated variable interest entities
Debt Instrument [Line Items]
Cash interest	0	(27)	(47)
Secured Debt | Senior credit facilities and unsecured bonds
Debt Instrument [Line Items]
Cash interest	$ (25)	$ (239)	$ (327)